Shareholder Report, Holdings (Details) - C000241955 [Member]	Sep. 30, 2024
International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Lockheed Martin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
WEC Energy Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pembina Pipeline Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%